REVERSE STOCK SPLIT (Unaudited) (Details)	0 Months Ended
	Dec. 19, 2012	Oct. 25, 2012	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
REVERSE STOCK SPLIT (Unaudited) [Abstract]
Reverse stock split, ratio	0.25	0.25
Class of Stock [Line Items]
Shares Authorized			125,000,000	125,000,000	125,000,000	125,000,000
Common stock, shares issued			18,026,680	17,040,040	17,044,737	12,465,951
Common stock, shares outstanding	18,000,000		18,026,680	17,040,040	17,044,737	12,465,951
Scenario, Previously Reported [Member]
Class of Stock [Line Items]
Common stock, shares outstanding	72,100,000